WisdomTree Trust

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Value Fund (WTV)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. Quality Growth Fund (QGRW)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

(collectively, the “Funds”)

Supplement dated September 30, 2026 to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented, for the Funds

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS- EPS DGRW WTV EZM EES DGRS USMF DHS

DLN DTD DON DES QGRW QMID QSML - 09.26